Offerings - Offering: 1	Dec. 12, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	2,743,147
Proposed Maximum Offering Price per Unit	51.42
Maximum Aggregate Offering Price	$ 141,052,619
Fee Rate	0.01531%
Amount of Registration Fee	$ 21,595.16
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any addition shares of common stock, no par value per share of ScanSource, Inc. (the “Common Stock”) that may become issuable under the ScanSource, Inc. 2024 Omnibus Incentive Compensation Plan (the “2024 Plan”) as a result of any stock dividend, stock split, recapitalization or other similar transaction which results in an increase in the number of shares of Common Stock.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act and based upon the average of the high and low prices of Common Stock, as reported on The Nasdaq Global Select Market on December 10, 2024, which is the date within five business days prior to the filing of this Registration Statement.